Stock-based Compensation - Employee Stock Purchase Plan (Details) - shares			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	1,500,000	1,500,000	1,500,000
Number of sequential offering periods			6 months
Number of shares used to calculate eligible employee's option to purchase shares (in shares)			12,500
Number of shares fair value used to calculate eligible employee's option to purchase shares (in shares)			1
Maximum number of shares granted to each employee during offering period (in shares)			50,000
ESPP purchase price of common stock, percent of market price			85.00%
ESPP discount percentage from market price, beginning of purchase period			15.00%
Shares purchased by employees (in shares)	0	0
Employee Stock, Purchase Period One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase period			6 months
Employee Stock, Purchase Period Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase period			6 months